Summary of Significant Accounting Policies (Details Textual) - USD ($)			1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 15, 2016	Oct. 01, 2015	Jun. 30, 2016	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Textual]
Net operating loss carryforwards									More than 50%.
Deferred revenue										$ 48,130
Capitalized pre-contract costs									29,790	334,134
Restricted cash									50,007	1,100,000
Certificate of deposit, credit card borrowings									50,007	350,000
Deposits										750,000
Certificate of deposit, standby letter of credit										750,000
Accrued liabilities										750,000
Allowance for doubtful accounts				$ 29,302			$ 29,302		37,369	14,600
Outstanding advances			$ 1,000,000
Sale of receivables									1,500,000
Advances received, net									42,000
Depreciation expense									234,663	$ 14,447
Total purchase price		$ 50,000							$ 500,000
Common stock of shares				17,805,234			17,805,234		11,064,664	8,836,421
Recognized amortization expense of computer software									$ 27,755	$ 8,582
Customer deposits				$ 688,275			$ 688,275		165,094	754,545
Sales and marketing expense							144,007	$ 620,829	765,434	626,569
Inventory										24,999
Capital lease liability						$ 6,000,000		$ 6,000,000
Amortization computed term							Amortization is computed on a straight-line basis over a 3-year life.
Weighted average shares outstanding				17,707,136		11,064,664	13,428,930	10,024,972
Capital lease liability									6,015,505
Prior accounts receivable from related parties				$ 396,986			$ 396,986
Prior period accounts payable to related parties				1,886,386			1,886,386
Accounts payables to related parties after reclassification				949,112			949,112		1,489,400	$ 331,337
Factoring Agreement [Member]
Summary of Significant Accounting Policies [Textual]
Outstanding advances								$ 1,000,000
Customer deposits									165,094
Net advances received				0			$ 0
Receivables sold				$ 2,000,000	$ 2,000,000				$ 2,000,000
Minimum [Member] | Property and Equipment [Member]
Summary of Significant Accounting Policies [Textual]
Property and equipment useful life							3 years
Maximum [Member] | Property and Equipment [Member]
Summary of Significant Accounting Policies [Textual]
Property and equipment useful life							5 years
Chief Executive Officer [Member]
Summary of Significant Accounting Policies [Textual]
Total purchase price	$ 500,000
Non-cash consideration	$ 500,000
Common stock of shares	242,131